Reserves (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Reserves

(in thousands)	Note	June 30 2019	December 31 2018

Reserves
Share purchase warrants	20.1	$83,077	$83,077
Share purchase options	20.2	26,771	31,002
Restricted share units	20.3	4,843	5,970
Long-term investment revaluation reserve, net of tax	20.4	(63,484)	(112,156)

Total reserves		$51,207	$7,893

Summary of Share Purchase Warrants

The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding	10,000,000	$43.75	1.00	$83,077

Summary of Fair Value of Share Purchase Options

The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018

Black-Scholes weighted average assumptions
Grant date share price and exercise price	Cdn$29.79	Cdn$27.96	Cdn$32.88	Cdn$26.25
Expected dividend yield	1.60%	1.65%	1.49%	1.73%
Expected volatility	30%	35%	31%	35%
Risk-free interest rate	1.43%	2.37%	1.60%	1.91%
Expected option life, in years	2.5	2.5	2.5	2.5
Weighted average fair value per option granted	Cdn$5.29	Cdn$6.00	Cdn$6.10	Cdn$5.49
Number of options issued during the period	8,200	3,880	583,500	549,210
Total fair value of options issued (000’s)	$32	$18	$2,652	$2,347

Disclosure of Outstanding Share Purchase Options

A continuity schedule of the Company’s outstanding share purchase options from January 1, 2018 to June 30, 2019 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2018	4,232,260	Cdn$	26.71
Granted (fair value - $2 million or Cdn$5.49 per option)	545,330		26.24
Expired	(829,000)		32.75
At March 31, 2018	3,948,590	Cdn$	25.50
Granted (fair value - Cdn$6.00 per option)	3,880		27.96
Exercised	(46,800)		24.28
Forfeited	(2,820)		26.98
Expired	(15,000)		30.19
At June 30, 2018	3,887,850	Cdn$	25.58
Forfeited	(4,500)		30.65
At December 31, 2018	3,883,350	Cdn$	25.71
Granted (fair value - $3 million or Cdn$6.11 per option)	575,300		32.92
Exercised	(752,170)		26.55
Forfeited	(1,350)		26.85
At March 31, 2019	3,705,130	Cdn$	26.58
Granted (fair value - Cdn$5.29 per option)	8,200		29.79
Exercised	(283,620)		26.09
Forfeited	(4,745)		30.78
Expired	(17,150)		30.69

At June 30, 2019	3,407,815	Cdn$	26.52

Disclosure of Restricted Share Units Reserve

A continuity schedule of the Company’s restricted share units outstanding from January 1, 2018 to June 30, 2019 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2018	313,846	$20.71
Granted (fair value - $3 million)	160,270	20.41
Released	(70,175)	20.98
At March 31, 2018	403,941	$20.54
Granted	790	21.89
Released	(185)	20.44
Forfeited	(595)	20.48
At June 30, 2018	403,951	$20.54
Released	(33,818)	22.54
At December 31, 2018	370,133	$20.36
Granted (fair value - $3 million)	131,210	24.53
Released	(130,730)	20.85
Forfeited	(280)	20.51
At March 31, 2019	370,333	$21.66
Granted	1,400	22.12
Released	(185)	20.44
Forfeited	(830)	23.00

At June 30, 2019	370,718	$21.66

Disclosure of Long Term Investment Revaluation Reserve

A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2018 to June 30, 2019 is presented below:

(in thousands)	Change in Fair Value	Deferred Tax Recovery (Expense)	Total
At January 1, 2018	$(38,111)	$(1,936)	$(40,047)
Unrealized gain (loss) on LTIs [1]	(3,128)	(458)	(3,586)
At March 31, 2018	$(41,239)	$(2,394)	$(43,633)
Unrealized gain (loss) on LTIs [1]	16,663	(3,233)	13,430
At June 30, 2018	$(24,576)	$(5,627)	$(30,203)
Unrealized gain (loss) on LTIs [1]	(53,520)	1,029	(52,491)
Reallocate reserve to retained earnings upon disposal of LTIs [1]	(34,060)	4,598	(29,462)
At December 31, 2018	$(112,156)	$-	$(112,156)
Unrealized gain (loss) on LTIs [1]	20,647	(45)	20,602
At March 31, 2019	$(91,509)	$(45)	$(91,554)
Unrealized gain (loss) on LTIs [1]	30,026	(1,956)	28,070

At June 30, 2019	$(61,483)	$(2,001)	$(63,484)

1)	LTIs refers to long-term investments in common shares held.